Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ July 31, 2021 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (92.8%)
	Denmark (7.7%)
	Air Freight & Logistics
103,949	DSV Panalpina A/S	$25,339,113
	France (10.0%)
	Beverages
38,707	Pernod Ricard SA	8,542,887
	Software
160,496	Dassault Systemes SE	8,853,312
	Textiles, Apparel & Luxury Goods
10,180	Hermes International	15,562,938
	Total France	32,959,137
	Germany (13.5%)
	Internet & Direct Marketing Retail
208,858	HelloFresh SE (a)	19,578,219
	Textiles, Apparel & Luxury Goods
29,885	Adidas AG	10,846,862
113,362	Puma SE	13,906,047
		24,752,909
	Total Germany	44,331,128
	Italy (8.0%)
	Beverages
980,503	Davide Campari-Milano N.V.	13,784,436
	Textiles, Apparel & Luxury Goods
180,723	Moncler SpA	12,412,541
	Total Italy	26,196,977
	Netherlands (10.3%)
	Information Technology Services
4,854	Adyen N.V. (a)	13,154,578
	Internet & Direct Marketing Retail
80,268	Just Eat Takeaway.com N.V (a)	7,127,853
	Semiconductors & Semiconductor Equipment
17,856	ASML Holding N.V.	13,648,837
	Total Netherlands	33,931,268
	Norway (0.8%)
	Entertainment
627,475	Kahoot! ASA (a)	2,792,520
	Sweden (7.9%)
	Biotechnology
79,715	Vitrolife AB	4,542,590
	Hotels, Restaurants & Leisure
123,568	Evolution AB	21,500,859
	Total Sweden	26,043,449
	Switzerland (10.9%)
	Food Products
76	Chocoladefabriken Lindt & Spruengli AG (Registered)	8,803,671
	Health Care Equipment & Supplies
8,630	Straumann Holding AG (Registered)	16,000,177
	Marine
32,463	Kuehne & Nagel International AG (Registered)	10,950,841
	Total Switzerland	35,754,689

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	United Kingdom (13.9%)
	Beverages
191,720	Diageo PLC	9,506,677
95,644	Fevertree Drinks PLC	3,180,704
		12,687,381
	Biotechnology
410,205	Abcam PLC (a)	7,755,931
	Interactive Media & Services
1,565,033	Rightmove PLC	15,266,046
	Internet & Direct Marketing Retail
2,208,178	Deliveroo PLC (a)(b)	10,153,965
	Total United Kingdom	45,863,323
	United States (9.8%)
	Entertainment
59,051	Spotify Technology SA (a)	13,503,192
	Information Technology Services
14,973	EPAM Systems, Inc. (a)	8,381,885
	Internet & Direct Marketing Retail
207,032	Farfetch Ltd., Class A (a)	10,376,444
	Total United States	32,261,521
	Total Common Stocks (Cost $199,532,962)	305,473,125
	Investment Company (0.6%)
	United States (0.6%)
58,116	Grayscale Bitcoin Trust (a) (Cost $2,409,131)	2,018,659

NUMBER OF SHARES (000)
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.6%)
2,030	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $2,029,531)	2,029,531

PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$112	HSBC Securities USA, Inc. (0.05%, dated 7/30/21, due 8/2/21; proceeds $111,820; fully collateralized by U.S. Government obligations; 0.00% - 6.13% due 11/15/23 - 8/15/29; valued at $114,056)	111,820
268	Merrill Lynch & Co., Inc. (0.05%, dated 7/30/21, due 8/2/21; proceeds $268,368; fully collateralized by a U.S. Government obligation; 1.50% due 8/15/26; valued at $273,736)	268,368
	Total Repurchase Agreements (Cost $380,188)	380,188
	Total Securities held as Collateral on Loaned Securities (Cost $2,409,719)	2,409,719

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (5.1%)
16,707	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $16,706,661)		16,706,661
	Total Short-Term Investments (Cost $19,116,380)		19,116,380

	Total Investments (Cost $221,058,473) including $9,920,619 of Securities Loaned (d)(e)(f)	99.2%	326,608,164
	Other Assets in Excess of Liabilities	0.8	2,604,171
	Net Assets	100.0%	$329,212,335

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2021, were $9,920,619 and $10,304,338 respectively. The Fund received cash collateral of $2,426,098, of which $2,409,719 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund received non-cash collateral of approximately $7,878,241 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Consolidated Portfolio of Investments. At July 31, 2021, there was uninvested cash collateral of $16,379 which is not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2021, advisory fees paid were reduced by $6,480 relating to the Fund's investment in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $273,211,604 and 83.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2021, the Fund did not engage in any cross-trade transactions.
(f)	At July 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $110,647,363 and the aggregate gross unrealized depreciation is $5,097,672, resulting in net unrealized appreciation of $105,549,691.

Consolidated Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Textiles, Apparel & Luxury Goods	$52,728,388		16.3%
Internet & Direct Marketing Retail	47,236,481		14.6
Beverages	35,014,704		10.8
Air Freight & Logistics	25,339,113		7.8
Information Technology Services	21,536,463		6.7
Hotels, Restaurants & Leisure	21,500,859		6.6
Investment Companies	18,725,320		5.8
Entertainment	16,295,712		5.0
Health Care Equipment & Supplies	16,000,177		4.9
Interactive Media & Services	15,266,046		4.7
Semiconductors & Semiconductor Equipment	13,648,837		4.2
Biotechnology	12,298,521		3.8
Marine	10,950,841		3.4
Software	8,853,312		2.7
Food Products	8,803,671		2.7
Total Investments	$324,198,445	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ▪ July 31, 2021 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•    Level 1 – unadjusted quoted prices in active markets for identical investments

•    Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL

Assets:
Common Stocks
Air Freight & Logistics	$—	$25,339,113	$—	$25,339,113
Beverages	—	35,014,704	—	35,014,704
Biotechnology	—	12,298,521	—	12,298,521
Entertainment	13,503,192	2,792,520	—	16,295,712
Food Products	—	8,803,671	—	8,803,671
Health Care Equipment & Supplies	—	16,000,177	—	16,000,177
Hotels, Restaurants & Leisure	—	21,500,859	—	21,500,859
Information Technology Services	8,381,885	13,154,578	—	21,536,463
Interactive Media & Services	—	15,266,046	—	15,266,046
Internet & Direct Marketing Retail	10,376,444	36,860,037	—	47,236,481
Marine	—	10,950,841	—	10,950,841
Semiconductors & Semiconductor Equipment	—	13,648,837	—	13,648,837
Software	—	8,853,312	—	8,853,312
Textiles, Apparel & Luxury Goods	—	52,728,388	—	52,728,388
Total Common Stocks	32,261,521	273,211,604	—	305,473,125
Investment Company	2,018,659	—	—	2,018,659
Short-Term Investments
Investment Company	18,736,192	—	—	18,736,192
Repurchase Agreements	—	380,188	—	380,188
Total Short-Term Investments	18,736,192	380,188	—	19,116,380
Total Assets	$53,016,372	$273,591,792	$—	$326,608,164

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.